Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 06, 2013
Document And Entity Information
Entity Registrant Name	Arrayit Corp
Entity Central Index Key	0001084507
Document Type	10-Q
Document Period End Date	Jun 30, 2013
Amendment Flag	true
Amendment Description	This amendment is being file to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		30,134,093
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 11,394	$ 518
Accounts receivable	277,190	227,743
Inventory	289,350	316,807
Prepaid expenses	2,250	2,250
Total current assets	580,184	547,318
Deposits	18,365	18,365
Total assets	598,549	565,683
Current liabilities:
Accounts payable and accrued liabilities	6,416,752	6,567,136
Bank overdraft	0	129,495
Due to related parties	540,033	577,033
Customer deposits	47,164	4,895
Notes payables, current portion including related parties	898,696	929,269
Total current liabilities	7,902,645	8,207,828
Notes payable, long term	0	0
Total liabilities	7,902,645	8,207,828
Commitments and contingencies	0	0
Stockholders' Deficit
Common stock	29,444	27,988
Additional paid-in capital	16,818,886	16,645,342
Accumulated deficit	(24,152,540)	(24,315,589)
Total stockholders' (deficit)	(7,304,096)	(7,642,145)
Total liabilities and stockholders' deficit	598,549	565,683
Preferred Class A
Stockholders' Deficit
Preferred stock	22	22
Preferred Class C
Stockholders' Deficit
Preferred stock	$ 92	$ 92

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Allowance for doubtful accounts	$ 133,000	$ 133,000
Common Stock
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	480,000,000	480,000,000
Common stock, shares issued	29,635,255	28,179,096
Common stock, shares outstanding	29,635,255	28,179,096
Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred Class A
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares outstanding	22,034	22,034
Preferred Class C
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares outstanding	88,574	88,888

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Total Revenues	$ 602,672	$ 735,427	$ 1,545,588	$ 1,303,702
Cost of Sales	376,896	361,859	832,408	714,182
Gross Margin	225,776	373,568	713,180	589,520
Selling, General and Administrative	239,382	395,029	489,902	1,739,680
Research and Development	1,215	25,000	1,215	25,450
Legal Expense	7,692	16,159	37,907	43,586
Income (Loss) from operations	(22,513)	(62,620)	184,156	(1,219,196)
Interest expense	(73,379)	(52,096)	(191,953)	(94,499)
Gain on extinguishment of liabilities	23,463	0	165,534	0
Bad debt recovery	0	0	5,312	0
Net income (loss)	(72,429)	(114,716)	163,049	(1,313,695)
Less: Net loss attributable to the non-controlling interest	0	(55,552)	0	(416,404)
Net Income (Loss) attributable to common stockholders	$ (72,429)	$ (59,164)	$ 163,049	$ (897,291)
Income (Loss) per share - basic	$ 0	$ 0	$ 0.01	$ (0.03)
Income (Loss) per share - diluted	$ 0	$ 0	$ 0	$ (0.03)
Basic weighted average number of common shares	28,453,651	27,477,062	28,370,144	27,245,769
Diluted weighted average number of common shares	28,453,651	27,477,062	59,378,095	27,245,769

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ 163,049	$ (1,313,695)
Adjustments to reconcile net income (loss) to net cash provided by (used by) operating activities:
Depreciation	0	6,546
Stock paid for services	0	36,150
Gain on extinguishment of liabilities	(165,534)	0
Bad debt recovery	(5,312)	0
Increase in non-controlling interest	0	1,074,867
Changes in operating assets and liabilities
Accounts receivable	(53,248)	94,057
Inventory	27,457	(86,619)
Accounts payable and accrued liabilities	(126,766)	350,327
Bank overdraft	(129,495)	(93,006)
Due to related parties	(37,000)	(17,500)
Accrued interest	191,953	49,069
Customer deposits	42,269	0
Net cash provided by operating activities	(92,627)	100,196
Cash flows from financing activities:
Proceeds from issuance of common stock	175,000	0
Proceeds from notes payable	0	25,320
Repayment of notes payable	(71,497)	(105,202)
Net cash used in financing activities	103,503	(79,882)
Net decrease in cash	10,876	20,314
Cash, beginning of period	518	1,519
Cash, end of period	11,394	21,833
Supplemental cash flow information:
Cash paid for interest	31,118	0
Noncash Transaction:
Conversion of preferred stock	$ 110	$ 610

1. ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS

Arrayit Corporation (the “Company” or “Arrayit”) is a Nevada “C” Corporation that entered into the life sciences industry in 1996.  Arrayit is a leading edge developer, manufacturer and marketer of next-generation life science tools and integrated systems for the large scale analysis of genetic variation, biological function and diagnostics. Using Arrayit’s proprietary and patented technologies, the Company provides a comprehensive line of products and services that currently serve the sequencing, genotyping, gene expression and protein analysis markets, and the Company expects to enter the market for manufacturing molecular diagnostics.

Arrayit has earned respect as a leader in the health care and life sciences industries with its proven expertise in three key areas:  the development and support of microarray tools and components, custom printing and analysis of microarrays for research, and the identification and development of diagnostic microarrays and tools for early detection of treatable disease states.  As a result, Arrayit has provided tools and services to thousands of the leading genomic research centers, pharmaceutical companies, academic institutions, clinical research organizations, government agencies and biotechnology companies worldwide.

Arrayit has a December 31 year end.

Arrayit’s principal office is in Sunnyvale, California. Arrayit presently has nine employees.

Interim financial statements

The accompanying unaudited consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X, and, therefore, do not include all information and footnotes necessary for a complete presentation of financial position, results of operations, cash flows, and stockholders’ equity in conformity with accounting principles generally accepted in the United States of America. In the opinion of management, all adjustments considered necessary for a fair presentation of the results of operations and financial position have been included and all such adjustments are of a normal recurring nature.

These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto contained in Arrayit’s Annual Report filed with the SEC on Form 10-K/A. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the consolidated financial statements, which would substantially duplicate the disclosures contained in the audited financial statements for fiscal year 2012 as reported in Form 10-K/A, have been omitted.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN

Basis of Presentation

The following includes a description of subsidiaries and percentage ownership at June 30, 2013:

Subsidiary	Date of Incorporation	Business of Entity	Ownership

TeleChem International, Inc.	November 1, 1993	Import, export, manufacturing and distribution of wholesale industrial chemicals	100% owned by Arrayit Corporation

Arrayit Scientific Solutions, Inc.	October 15, 2009	Markets a test for Parkinson’s Disease incorporating the technology and equipment developed by Arrayit Corporation	98% owned by Arrayit Corporation and 2% owned by the former President of Arrayit Scientific Solutions, Inc.

Avant Diagnostics, Inc.	June 2, 2009	Markets a test for Ovarian Cancer incorporating the technology and equipment developed by Arrayit Corporation	44% owned by Arrayit Corporation

The Company had previously consolidated the financial statements of Avant Diagnostics, Inc. as a majority owned subsidiary and this is reflected in the unaudited consolidated financial statements for the three and six months ended June 30, 2012.  On December 31, 2012, Avant Diagnostics, Inc. issued additional shares of its common stock which reduced the Company’s ownership interest in Avant Diagnostics, Inc. so that the Company no longer had a controlling financial interest.  In accordance with FASB ASC 810-10-40, “Deconsolidation of a Subsidiary or Derecognition of a Group of Assets”, as of December 31, 2012, the Company deconsolidated its majority ownership interest and recognized a non-cash, net gain on the transaction.  Thus, the Company’s June 30, 2013 unaudited financial statements do not include the effect of the financial statements of Avant Diagnostics, Inc.

On December 12, 2011, Arrayit Corporation signed an Agreement and Plan of Distribution with its subsidiary, Avant Diagnostics, Inc., whereby 19,350,000 shares of common stock of Avant Diagnostics (44% of the total outstanding) owned by Arrayit Corporation will be distributed ratably to the shareholders of Arrayit Corporation on the record date which will occur upon approval by the SEC of the Form S-1 registration statement to be submitted by Avant Diagnostics, Inc.

Summary of Significant Accounting Policies

Financial Reporting:

The Company prepares its financial statements in conformity with accounting principles generally accepted in the United States of America. Revenues and expenses are reported on the accrual basis, which means that income is recognized as it is earned and expenses are recognized as they are incurred. Inventories are stated at the lower of cost or market, cost determined on the basis of FIFO. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is reasonably assured.

Management acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud. The Company's system of internal accounting control is designed to assure, among other items, that 1) recorded transactions are valid; 2) valid transactions are recorded; and 3) transactions are recorded in the proper period in a timely manner to produce financial statements which present fairly the financial condition, results of operations and cash flows of the Company for the respective periods being presented.

Non-Controlling Interest:

Arrayit Corporation is the controlling interest of an affiliated group, since it maintains investments in each of its operating entities.  Effective December 12, 2011, Arrayit Corporation, signed an Agreement and Plan of Distribution with its subsidiary, Avant Diagnostics, Inc., whereby 19,350,000 shares of common stock of Avant Diagnostics (44% of the total outstanding) owned by Arrayit Corporation will be distributed ratably to the shareholders of Arrayit Corporation on the record date which occur upon approval by the SEC of the Form S-1 registration statement to be submitted by Avant Diagnostics, Inc.  The shares of Arrayit Corporation entitled to participate in the “spin-off” shares will include shares of Arrayit Corporation issuable on the record date upon conversion of outstanding securities and exercise of outstanding warrants and options.

The Company accounts for the non-controlling interest in its subsidiaries under ASC 810-10-45-16, Non-controlling Interest in a Subsidiary.  This standard defines a non-controlling interest, previously called a minority interest, as the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. The standard requires, among other items, that a non-controlling interest be included in the consolidated statement of financial position within equity separate from the parent's equity; consolidated net income to be reported at amounts inclusive of both the parent's and non-controlling interest’s shares and, separately, the amounts of consolidated net income attributable to the parent and non-controlling interest all on the consolidated statement of operations; and if a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary be measured at fair value and a gain or loss be recognized in net income based on such fair value.  Additionally, the standard defines a non-controlling interest as a financial instrument issued by a subsidiary that is classified as equity in the subsidiary's financial statements.  A financial instrument issued by a subsidiary that is classified as a liability in the subsidiary's financial statements based on the guidance in other standards is not a controlling interest because it is not an ownership interest.

Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

Income/Loss per Common and Common Equivalent Share

The computation of basic income/loss per common share is computed using the weighted average number of common shares outstanding during the year. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year plus common stock equivalents which would arise from their exercise using the treasury stock method and the average market price per share during the year.  The Company determined that the effect of common stock equivalents (Stock Options, Stock Warrants and convertible Series “C” Preferred Shares) outstanding at June 30, 2013 should be included in diluted earnings per common share for the six months ended June 30, 2013.  The effect of common stock equivalents for the three months ended June 30, 2013 and for the periods in 2012 were anti-dilutive.

3. GOING CONCERN	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

The accompanying consolidated financial statements of the Company were prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has large working capital and accumulated deficits. At June 30, 2013, Arrayit had a working capital deficit of $7,322,461 and an accumulated deficit of $24,152,540.  Management believes that current available resources will not be sufficient to fund the Company’s planned expenditures over the next 12 months. The Company’s ability to continue to meet its obligations and to achieve its business objectives is dependent upon, among other things, raising additional capital or generating sufficient revenue in excess of costs. At such time as the Company requires additional funding, the Company will seek to raise such additional funding from various possible sources, including its parent company, the public equity market, private financings, sales of assets, collaborative arrangements and debt. If the Company raises additional capital through the issuance of equity securities or securities convertible into equity, stockholders will experience dilution, and such securities may have rights, preferences or privileges senior to those of the holders of common stock or convertible senior notes. If the Company raises additional funds by issuing debt, the Company may be subject to limitations on its operations, through debt covenants or other restrictions. If the Company obtains additional funds through arrangements with collaborators or strategic partners, the Company may be required to relinquish its rights to certain technologies or products that it might otherwise seek to retain. There can be no assurance that the Company will be able to raise additional funds, or raise them on acceptable terms. If the Company is unable to obtain financing on acceptable terms, it may be unable to execute its business plan, the Company could be required to delay or reduce the scope of its operations, and the Company may not be able to pay off its obligations, if and when they come due.

These factors create substantial doubt about Arrayit’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities or other adjustments that may be necessary should the Company not be able to continue as a going concern.

The ability of Arrayit to continue as a going concern is dependent on Arrayit generating cash from the sale of its common stock or obtaining debt financing and attaining future profitable operations. Management's plans include selling its equity securities and obtaining debt financing to fund its capital requirement and ongoing operations; however, there can be no assurance Arrayit will be successful in these efforts.

4. ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
ACCOUNTS RECEIVABLE

Accounts receivable are shown net of an Allowance for Doubtful Accounts.  As more fully explained in Note 5 below, accounts receivable has been reduced by Accounts Receivable loans sold with recourse.

	June 30, 2013	December 31, 2012

Gross accounts receivable	$639,744	$590,449
Less:
Allowance for doubtful accounts	(133,000)	(133,000)
Loan value of receivables sold with recourse (see note 5)	(229,554)	(229,706)
Total	$277,190	$227,743

5. ACCOUNTS RECEIVABLE SOLD WITH RECOURSE	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
ACCOUNTS RECEIVABLE SOLD WITH RECOURSE

Pursuant to an agreement dated July 5, 2007, the Company has sold some of its Accounts Receivable to a financial institution with full recourse.  The financial institution retains a 15% portion of the proceeds from the receivable sales as reserves, which are released to the Company as the Receivables are collected.  The maximum commitment under this facility is $450,000, and is limited to receivables that are less than 31 days outstanding. The facility bears interest at 16% at June 30, 2013, and is secured by an unconditional guarantee of the Company and a first charge against the Accounts Receivable.  At June 30, 2013, the balance outstanding under the recourse contracts was $229,554 net of a hold back reserve of $152,282 (December 31, 2012, $229,706 net of a hold back reserve of $86,984).  Because of the Company’s credit policies, repossession losses and refunds in the event of default have not been significant and losses under the present recourse obligations are not expected to be significant, it is at least reasonably possible that the Company’s estimate will change within the near term.

6. FIXED ASSETS	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
FIXED ASSETS

Property and equipment consisted of the following:

	June 30, 2013	December 31, 2012

Fixed Assets – Cost	$311,157	$311,157
Less Accumulated Depreciation	(311,157)	(311,157)

Total	$0	$0

Depreciation expense totaled $0 and $6,546, respectively, for the six months ended June 30, 2013 and 2012.

7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities, consisted of the following:

	June 30, 2013	December 31, 2012
ACCOUNTS PAYABLE

Trade vendors	$1,368,122	$1,488,622
Professional advisors	2,891,021	3,059,594

Total Accounts Payable	4,259,143	4,548,216

ACCRUED LIABILITIES

Accrued salaries and wages	1,140,109	1,127,089
Judgment interest	608,073	482,404
Other	409,427	409,427

Total Accrued Liabilities	2,157,609	2,018,920

TOTAL	6,416,752	6,567,136

8. DEBT	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
DEBT
	June 30, 2013	December 31, 2012

NOTES PAYABLE - ARRAYIT CORP.
Notes payable, interest at 10%, which was due August 10, 2010 and is now past due, secured by 1,000,000 shares out of the Company's common stock, pledged to the private lender without compensation by the Company's Chairman. Interest is being accrued at 25% default rate. The terms also called for the lender to withhold proceeds of $20,000 as a debt origination fee and the issuance of 200,000 warrants issuable for shares of common stock at $1.00 per share.	$288,750	$275,000
Note payable, 0% interest, due on demand together with 75,000 shares in the form of common stock warrants	15,000	15,000
Notes payable, interest at 8%, unsecured due on demand from Arrayit creditors	31,082	30,749
Notes payable, interest at rates varying from 8% to 10%, unsecured due on demand from the former TeleChem shareholders and their families.	563,864	608,520
Total notes payable, including related parties	$898,696	$929,269
Short Term Debt	$898,696	$929,269
Long Term Debt	$0	$0

9. WARRANTS AND OPTIONS	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
WARRANTS AND OPTIONS

The following table summarizes options and warrants outstanding at June 30, 2013:

	Number of Options and Warrants	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2012	1,915,000	$0.08
Granted	-	-
Cancelled/forfeited	-	-
Expired	1,550,000	$.05
Exercised	-	-
Outstanding at June 30, 2013	365,000	$0.23

10. ROYALTY OBLIGATIONS	6 Months Ended
Jun. 30, 2013
Royalty Obligations
ROYALTY OBLIGATIONS

The Parkinson’s Institute – ARRAYIT SCIENTIFIC SOLUTIONS, INC.

Pursuant to an agreement dated February 9, 2009 between the Company, and The Parkinson's Institute, a California Corporation, Arrayit Scientific Solutions, Inc. is obligated to make payments, of 5% of gross earnings generated from Research derived from the biological specimens from Parkinson's disease patients and control patients provided by the Parkinson's Institute.

There were no revenues generated during the fiscal periods ended June 30, 2013 and hence no obligation to pay any royalties to the Parkinson’s Institute.

11. STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
STOCK-BASED COMPENSATION

The Company adopted ASC 718 and ASC 505, "Share-Based Payment", to account for its stock options and similar equity instruments issued.  Accordingly, compensation costs attributable to stock options or similar equity instruments granted are measured at the fair value at the grant date, and expensed over the expected vesting period.  ASC 718 and ASC 505 requires excess tax benefits be reported as a financing cash inflow rather than as a reduction of taxes paid.

Operations for the periods ended June 30, 2013 and June 30, 2012 include $0 and $36,150 of stock-based compensation, arising from the granting of 0 and 106,325 unregistered common shares, respectively.  Restricted shares were issued in exchange for services related to website consulting and investor relations. The Company relied upon the exemption under Section 4(2) of the Securities Act.

12. CONVERTIBLE PREFERRED STOCK	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
CONVERTIBLE PREFERRED STOCK

Convertible Preferred Stock

The Series A Preferred Stock has no stated dividend rate and has a liquidation preference of $.001 per share. The Series A Preferred Stock also has voting rights that entitle the preferred shareholders to vote with the common shareholders as if the preferred stock had converted to common. Both the conversion ratio of the preferred into common and the number of shares outstanding is subject to revision upon reverse stock dividends or splits that reduce the total shares outstanding.

The Series C Preferred Stock has no stated dividend rate.  The Series C Preferred Stock also has voting rights that entitle the preferred shareholders to vote with the common shareholders as if the preferred stock had converted to common. The conversion ratio of the preferred into common is not subject to revision upon reverse stock dividends or splits that reduce the total shares outstanding.  The 103,143 Series C Preferred Stock was issued on February 21, 2008.  These Series C Preferred shares are convertible into 36,100,000 common shares at the rate of 350:1.  On August 15, 2008 the articles of designation for the Series C Preferred Stock were amended to limit the conversion to common shares to 10% of the holders’ original holdings in any quarter.  During the six months ended June 30, 2013 and June 30, 2012, respectively, 314 and 1,853 Series C Preferred Stock shares were converted into 110,005 and 720,020 shares of common stock, respectively.

13. STOCKHOLDERS EQUITY	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
STOCKHOLDERS EQUITY
	TOTAL ARRAYIT CORPORATION STOCKHOLDERS' EQUITY (DEFICIENCY)
							Additional
	Preferred Series A		Preferred Series C		Common Stock		Paid In	Retained
Description	Number	Dollar	Number	Dollar	Number	Dollar	Capital	Earnings	Total

Balance, December 31, 2012	22,034	$22	88,888	$92	28,179,096	$27,988	$16,645,342	$(24,315,589)	$(7,642,145)

Convert Preferred C to Common			(314)	-	110,005	110	(110)		-

Common Stock Issued for Cash					1,346,154	1,346	173,654		175,000

Net income for the six months
ended June 30, 2013								163,049	163,049

Balance, June 30, 2013 (unaudited)	22,034	$22	88,574	$92	29,635,255	$29,444	$16,818,886	$(24,152,540)	$(7,304,096)

14. INCOME TAXES	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

At June 30, 2013 and December 31, 2012, the Company had net operating loss (NOL) carry-forwards available to offset future taxable income of approximately $24 million. The utilization of the NOL carry-forwards is dependent upon the tax laws in effect at the time the NOL carry-forwards can be utilized. It is likely that utilization of the NOL carry-forwards are limited based on changes in control. A valuation allowance of approximately $9.3 million and $9.5 million has been recorded against the deferred tax asset as of June 30, 2013 and December 31, 2012, respectively, due to the uncertainty surrounding its realization caused by the Company’s recurring losses. The NOL carry-forwards will fully expire in 2032.

15. COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Long Term Lease Commitments

The Company leases its office facility in Sunnyvale, California under operating leases that expire November 30, 2013.   Future minimum lease payments as of June 30, 2013 are as follows:

YEAR ENDING

2013	$61,686

Rent expense was $73,554 and $78,966 for the six months ended June 30, 2013 and 2012, respectively.

16. SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

On July 18, 2013, the Company issued 500,000 restricted shares of its common stock to WEM Equity Capital Investments, Ltd. as payment in full for debts owed by its subsidiary, Avant Diagnostics, Inc. to WEM Equity Capital Investments.  The total debt amount owed was $65,000 plus interest.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation

The following includes a description of subsidiaries and percentage ownership at June 30, 2013:

Subsidiary	Date of Incorporation	Business of Entity	Ownership

TeleChem International, Inc.	November 1, 1993	Import, export, manufacturing and distribution of wholesale industrial chemicals	100% owned by Arrayit Corporation

Arrayit Scientific Solutions, Inc.	October 15, 2009	Markets a test for Parkinson’s Disease incorporating the technology and equipment developed by Arrayit Corporation	98% owned by Arrayit Corporation and 2% owned by the former President of Arrayit Scientific Solutions, Inc.

Avant Diagnostics, Inc.	June 2, 2009	Markets a test for Ovarian Cancer incorporating the technology and equipment developed by Arrayit Corporation	44% owned by Arrayit Corporation

The Company had previously consolidated the financial statements of Avant Diagnostics, Inc. as a majority owned subsidiary and this is reflected in the unaudited consolidated financial statements for the three and six months ended June 30, 2012.  On December 31, 2012, Avant Diagnostics, Inc. issued additional shares of its common stock which reduced the Company’s ownership interest in Avant Diagnostics, Inc. so that the Company no longer had a controlling financial interest.  In accordance with FASB ASC 810-10-40, “Deconsolidation of a Subsidiary or Derecognition of a Group of Assets”, as of December 31, 2012, the Company deconsolidated its majority ownership interest and recognized a non-cash, net gain on the transaction.  Thus, the Company’s June 30, 2013 unaudited financial statements do not include the effect of the financial statements of Avant Diagnostics, Inc.

On December 12, 2011, Arrayit Corporation signed an Agreement and Plan of Distribution with its subsidiary, Avant Diagnostics, Inc., whereby 19,350,000 shares of common stock of Avant Diagnostics (44% of the total outstanding) owned by Arrayit Corporation will be distributed ratably to the shareholders of Arrayit Corporation on the record date which will occur upon approval by the SEC of the Form S-1 registration statement to be submitted by Avant Diagnostics, Inc.

Financial Reporting

The Company prepares its financial statements in conformity with accounting principles generally accepted in the United States of America. Revenues and expenses are reported on the accrual basis, which means that income is recognized as it is earned and expenses are recognized as they are incurred. Inventories are stated at the lower of cost or market, cost determined on the basis of FIFO. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is reasonably assured.

Management acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud. The Company's system of internal accounting control is designed to assure, among other items, that 1) recorded transactions are valid; 2) valid transactions are recorded; and 3) transactions are recorded in the proper period in a timely manner to produce financial statements which present fairly the financial condition, results of operations and cash flows of the Company for the respective periods being presented.

Non-Controlling Interest

Arrayit Corporation is the controlling interest of an affiliated group, since it maintains investments in each of its operating entities.  Effective December 12, 2011, Arrayit Corporation, signed an Agreement and Plan of Distribution with its subsidiary, Avant Diagnostics, Inc., whereby 19,350,000 shares of common stock of Avant Diagnostics (44% of the total outstanding) owned by Arrayit Corporation will be distributed ratably to the shareholders of Arrayit Corporation on the record date which occur upon approval by the SEC of the Form S-1 registration statement to be submitted by Avant Diagnostics, Inc.  The shares of Arrayit Corporation entitled to participate in the “spin-off” shares will include shares of Arrayit Corporation issuable on the record date upon conversion of outstanding securities and exercise of outstanding warrants and options.

The Company accounts for the non-controlling interest in its subsidiaries under ASC 810-10-45-16, Non-controlling Interest in a Subsidiary.  This standard defines a non-controlling interest, previously called a minority interest, as the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. The standard requires, among other items, that a non-controlling interest be included in the consolidated statement of financial position within equity separate from the parent's equity; consolidated net income to be reported at amounts inclusive of both the parent's and non-controlling interest’s shares and, separately, the amounts of consolidated net income attributable to the parent and non-controlling interest all on the consolidated statement of operations; and if a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary be measured at fair value and a gain or loss be recognized in net income based on such fair value.  Additionally, the standard defines a non-controlling interest as a financial instrument issued by a subsidiary that is classified as equity in the subsidiary's financial statements.  A financial instrument issued by a subsidiary that is classified as a liability in the subsidiary's financial statements based on the guidance in other standards is not a controlling interest because it is not an ownership interest.

Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

Income/Loss per Common and Common Equivalent Shares

The computation of basic income/loss per common share is computed using the weighted average number of common shares outstanding during the year. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year plus common stock equivalents which would arise from their exercise using the treasury stock method and the average market price per share during the year.  The Company determined that the effect of common stock equivalents (Stock Options, Stock Warrants and convertible Series “C” Preferred Shares) outstanding at June 30, 2013 should be included in diluted earnings per common share for the six months ended June 30, 2013.  The effect of common stock equivalents for the three months ended June 30, 2013 and for the periods in 2012 were anti-dilutive.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Susidiaries and percentage ownership

The following includes a description of subsidiaries and percentage ownership at June 30, 2013:

Subsidiary	Date of Incorporation	Business of Entity	Ownership

TeleChem International, Inc.	November 1, 1993	Import, export, manufacturing and distribution of wholesale industrial chemicals	100% owned by Arrayit Corporation

Arrayit Scientific Solutions, Inc.	October 15, 2009	Markets a test for Parkinson’s Disease incorporating the technology and equipment developed by Arrayit Corporation	98% owned by Arrayit Corporation and 2% owned by the former President of Arrayit Scientific Solutions, Inc.

Avant Diagnostics, Inc.	June 2, 2009	Markets a test for Ovarian Cancer incorporating the technology and equipment developed by Arrayit Corporation	44% owned by Arrayit Corporation

4. ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Accounts Receivable
	June 30, 2013	December 31, 2012

Gross accounts receivable	$639,744	$590,449
Less:
Allowance for doubtful accounts	(133,000)	(133,000)
Loan value of receivables sold with recourse (see note 5)	(229,554)	(229,706)
Total	$277,190	$227,743

6. FIXED ASSETS (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment	Property and equipment consisted of the following:
	June 30, 2013	December 31, 2012

Fixed Assets – Cost	$311,157	$311,157
Less Accumulated Depreciation	(311,157)	(311,157)

Total	$0	$0

7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Accounts payable and accrued liabilites

Accounts payable and accrued liabilities, consisted of the following:

	June 30, 2013	December 31, 2012
ACCOUNTS PAYABLE

Trade vendors	$1,368,122	$1,488,622
Professional advisors	2,891,021	3,059,594

Total Accounts Payable	4,259,143	4,548,216

ACCRUED LIABILITIES

Accrued salaries and wages	1,140,109	1,127,089
Judgment interest	608,073	482,404
Other	409,427	409,427

Total Accrued Liabilities	2,157,609	2,018,920

TOTAL	6,416,752	6,567,136

8. DEBT (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Notes Payable
	June 30, 2013	December 31, 2012

NOTES PAYABLE - ARRAYIT CORP.
Notes payable, interest at 10%, which was due August 10, 2010 and is now past due, secured by 1,000,000 shares out of the Company's common stock, pledged to the private lender without compensation by the Company's Chairman. Interest is being accrued at 25% default rate. The terms also called for the lender to withhold proceeds of $20,000 as a debt origination fee and the issuance of 200,000 warrants issuable for shares of common stock at $1.00 per share.	$288,750	$275,000
Note payable, 0% interest, due on demand together with 75,000 shares in the form of common stock warrants	15,000	15,000
Notes payable, interest at 8%, unsecured due on demand from Arrayit creditors	31,082	30,749
Notes payable, interest at rates varying from 8% to 10%, unsecured due on demand from the former TeleChem shareholders and their families.	563,864	608,520
Total notes payable, including related parties	$898,696	$929,269
Short Term Debt	$898,696	$929,269
Long Term Debt	$0	$0

9. WARRANTS AND OPTIONS (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options and Warrants outstanding

The following table summarizes options and warrants outstanding at June 30, 2013:

	Number of Options and Warrants	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2012	1,915,000	$0.08
Granted	-	-
Cancelled/forfeited	-	-
Expired	1,550,000	$.05
Exercised	-	-
Outstanding at June 30, 2013	365,000	$0.23

13. STOCKHOLDERS EQUITY (Tables)	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Outstanding warrants and options for common stock
	TOTAL ARRAYIT CORPORATION STOCKHOLDERS' EQUITY (DEFICIENCY)
							Additional
	Preferred Series A		Preferred Series C		Common Stock		Paid In	Retained
Description	Number	Dollar	Number	Dollar	Number	Dollar	Capital	Earnings	Total

Balance, December 31, 2012	22,034	$22	88,888	$92	28,179,096	$27,988	$16,645,342	$(24,315,589)	$(7,642,145)

Convert Preferred C to Common			(314)	-	110,005	110	(110)		-

Common Stock Issued for Cash					1,346,154	1,346	173,654		175,000

Net income for the six months
ended June 30, 2013								163,049	163,049

Balance, June 30, 2013 (unaudited)	22,034	$22	88,574	$92	29,635,255	$29,444	$16,818,886	$(24,152,540)	$(7,304,096)

15. COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies - Legal Tables
Future minimum lease payments	Future minimum lease payments as of June 30, 2013 are as follows: YEAR ENDING
2013	$61,686

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN - Susidiaries and percentage ownership (Details)	6 Months Ended
Jun. 30, 2013
TeleChem International, Inc.
Date of Incorporation	Nov 1, 1993
Ownership	100.00%
Arrayit Scientific Solutions, Inc.
Date of Incorporation	Oct 15, 2009
Ownership	98.00%
Ownership by president	0.20%
Avant Diagnostics, Inc.
Date of Incorporation	Jun 2, 2009
Ownership	44.00%
Common shares distributed	19,350,000

3. GOING CONCERN (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working Capital Deficit	$ 7,322,461
Accumulated Deficit	$ 24,152,540	$ 24,315,589

4. ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Accounts and Notes Receivable, Net [Abstract]
Gross accounts receivable	$ 639,744	$ 590,449
Allowance for doubtful accounts	(133,000)	(133,000)
Loan value of receivables sold with recourse (see note 5)	(229,554)	(229,706)
Accounts receivable	$ 277,190	$ 227,743

5. ACCOUNTS RECEIVABLE SOLD WITH RECOURSE (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Receivables [Abstract]
Retainer of proceeds of receivables as reserve	15.00%	15.00%
Maximum Commitment	$ 450,000	$ 450,000
Interest rate	16.00%	16.00%
Loan value of receivables sold with recourse (see note 5)	229,554	229,706
Hold back reserve	$ 152,282	$ 86,894

6. FIXED ASSETS - Property and Equipment (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Fixed Assets - Cost	$ 311,157	$ 311,157
Accumulated Depreciation	(311,157)	(311,157)
Property and equipment, net	$ 0	$ 0

6. FIXED ASSETS (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0	$ 6,546

7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Accounts payable and accrued liabilites (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE
Trade Vendors	$ 1,368,122	$ 1,488,622
Professional Advisors	2,891,021	3,059,594
Total Accounts Payable	4,259,143	4,548,216
ACCRUED LIABILITIES
Accrued salaries and wages	1,140,109	1,127,089
Judgment Interest	608,073	482,404
Other	409,427	409,427
Total Accrued Liabilities	2,157,609	2,018,920
TOTAL	$ 6,416,752	$ 6,567,136

8. DEBT - Notes Payable (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Notes Payable	$ 898,696	$ 929,629
Short Term Debt	898,696	929,629
Long Term Debt	0	0
Arrayit Corp. | Note 1
Notes Payable	288,750	275,000
Arrayit Corp. | Note 2
Notes Payable	15,000	15,000
Arrayit Corp. | Note 3
Notes Payable	31,082	30,749
Arrayit Corp. | Note 4
Notes Payable	$ 563,864	$ 608,520

9. WARRANTS AND OPTIONS (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Number of Options and Warrants
Outstanding beginning of period, Number of Options and Warrants	1,915,000
Granted, Number of Options and Warrants
Cancelled/forfeited, Number of Options and Warrants
Expired, Number of Options and Warrants	1,550,000
Exercised, Number of Options and Warrants
Outstanding at end of period, Number of Options and Warrants	365,000
Weighted Average Exericse Price
Outstanding at beginning of period, Weighted average exercise price	$ 0.08
Granted, Weighted average exercise price
Cancelled/forfeited, number of shares
Expired, Weighted average exercise price	$ 0.05
Exercised, Weighted average exercise price
Outstanding atend of period, Weighted average exercise price	$ 0.23

10. ROYALTY OBLIGATIONS (Details Narrative) (Arrayit Scientific Solutions, Inc., USD $)	6 Months Ended
Jun. 30, 2013
Arrayit Scientific Solutions, Inc.
Royalty Percentage	5.00%
Royalty revenues	$ 0

11. STOCK-BASED COMPENSATION (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Equity [Abstract]
Stock-based compensation	$ 0	$ 36,150
Restricted shares issued	0	106,325

12. CONVERTIBLE PREFERRED STOCK (Details Narrative) (USD $)	0 Months Ended	6 Months Ended
	Feb. 21, 2008	Jun. 30, 2013	Jun. 30, 2012
Equity [Abstract]
Series A Preferred Stock, Liquidation preference		$ 0.001
Series C Preferred Stock, issued	103,143
Series C Preferred Stock, converted in to common stock		$ 110,005	$ 720,020
Common Shares issued on conversion	36,100,000
Conversion rate	350:1
Series C Preferred Stock shares		314	1,853

13. STOCKHOLDERS EQUITY (Details) (USD $)	Total	Preferred Stock, Series A	Preferred Stock, Series C	Common Stock	Additional Paid-In Capital	Earnings
Beginning balance, stockholders' equity at Dec. 31, 2012	$ (7,642,145)	$ 22	$ 92	$ 27,988	$ 16,645,342	$ (24,315,589)
Beginning balance, shares at Dec. 31, 2012		22,034	88,888	28,179,096
Convert Preferred to Common, shares			(314)	110,005
Convert Preferred to Common, value				110	(110)
Common Stock Issued for Cash, shares				1,346,154
Common Stock Issued for Cash, value	175,000			1,346	173,654
Net (loss)	163,049					163,049
Ending balance, stockholders' equity at Jun. 30, 2013	$ (7,304,096)	$ 22	$ 92	$ 29,444	$ 16,818,886	$ (24,152,540)
Ending balance, shares at Jun. 30, 2013		22,034	88,574	29,635,255

14. INCOME TAXES (Details Narrative) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 24	$ 24
Deferred Tax Asset Valulation Allowance	$ 9.3	$ 9.5
Expiration	2032

15. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments	$ 61,686

15. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Rent Expense	$ 73,554	$ 78,966